employee benefits expense (Tables)	6 Months Ended
Jun. 30, 2018
employee benefits expense
Schedule of employee benefit expenses

		Three months		Six months
Periods ended June 30 (millions)	Note	2018	2017	2018	2017
			(adjusted – Note 2(c))		(adjusted – Note 2(c))
Employee benefits expense — gross
Wages and salaries		$694	$645	$1,377	$1,279
Share-based compensation	14	41	36	68	61
Pensions — defined benefit	15(a)	24	20	49	41
Pensions — defined contribution	15(b)	20	21	44	44
Restructuring costs	16(a)	23	11	51	11
Other		39	37	79	77

		841	770	1,668	1,513

Capitalized internal labour costs, net
Contract acquisition costs	20
Capitalized		(9)	(10)	(23)	(21)
Amortized		11	13	23	25
Contract fulfilment costs	20
Capitalized		(1)	(1)	(2)	(2)
Amortized		1	1	2	1
Property, plant and equipment		(87)	(84)	(171)	(164)
Intangible assets subject to amortization		(45)	(40)	(86)	(79)

		(130)	(121)	(257)	(240)

		$711	$649	$1,411	$1,273